SIGNIFICANT ACCOUNTING POLICIES (Details - Antidilutive shares) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	50,545,832	87,951,742
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	50,369,362	87,775,272
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	176,470